Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 34,478,668	R$ 32,332,377
Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	35,150,599	33,183,766
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	34,478,668	32,332,377
National Treasury Bills | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	33,532,740	32,725,011
National Treasury Bills | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	32,931,403	31,868,878
Bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	1,379,129	458,755
Bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	1,321,258	463,499
Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	238,730	0
Corporate bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 226,007	R$ 0